UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09583
                                                     ---------

                           UBS Eucalyptus Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2009
                                            ------------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2009


                    INVESTMENTS IN SECURITIES (134.73%)
                    -----------------------------------

     PAR ($)                                                                                             FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    CORPORATE BONDS (2.69%)
                    -----------------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.27%)
          350,000   Incyte Corp., 144A, 4.75%, 10/01/15*,(a),(b)                                      $    370,125
                                                                                                      ------------
                    MEDICAL - DRUGS (2.42%)
          988,365   Cinacalcet Royalty Sub LLC., 144A, 15.50%, 03/30/17 (a),(b)                            840,111
        3,032,596   Rotavax Royalty Sub LLC., 144A, 6.381%, 10/15/14 (a),(b)                             2,486,728
                                                                                                      ------------
                                                                                                         3,326,839
                                                                                                      ------------
                    TOTAL CORPORATE BONDS (Cost $4,157,565)                                              3,696,964
                                                                                                      ------------



      SHARES                                                                                             FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (127.91%)
                    ----------------------
                    DENTAL SUPPLIES & EQUIPMENT (2.36%)
          228,300   Align Technology, Inc.*,(c)                                                          3,246,426
                                                                                                      ------------
                    DIAGNOSTIC EQUIPMENT (0.82%)
          128,000   Affymetrix, Inc.*,(c)                                                                1,123,840
                                                                                                      ------------
                    DRUG DELIVERY SYSTEMS (0.54%)
          310,500   Antares Pharma, Inc.*                                                                  344,655
          475,300   AP Pharma, Inc.*                                                                       404,005
                                                                                                      ------------
                                                                                                           748,660
                                                                                                      ------------
                    INSTRUMENTS - SCIENTIFIC (2.16%)
           68,000   Thermo Fisher Scientific, Inc.*,(c)                                                  2,969,560
                                                                                                      ------------
                    MEDICAL - BIOMEDICAL/GENETICS (47.56%)
           91,900   Amgen, Inc.*,(c)                                                                     5,535,137
          142,700   Biogen Idec, Inc.*,(c)                                                               7,209,204
          137,000   Celgene Corp.*,(c)                                                                   7,658,300
           90,000   Curis, Inc.*                                                                           210,600
          367,000   Cytokinetics, Inc.*,(c)                                                              1,941,430
          265,200   Dendreon Corp.*,(c)                                                                  7,422,948
           56,400   Genmab A/S - (Denmark)*,(c),(d)                                                      1,453,423
          124,700   Genzyme Corp.*,(c)                                                                   7,074,231
          193,000   Gilead Sciences, Inc.*,(c)                                                           8,974,500
          255,700   Intermune, Inc.*,(c)                                                                 4,073,301
          387,838   Novelos Therapeutics, Inc.*                                                            349,054
          128,400   OSI Pharmaceuticals, Inc.*,(c)                                                       4,532,520
          131,700   Sequenom, Inc.*                                                                        425,391
          246,700   The Medicines Co.*,(c)                                                               2,716,167
           45,000   United Therapeutics Corp.*,(c)                                                       2,204,550
           95,000   Vertex Pharmaceuticals, Inc.*,(c)                                                    3,600,500
                1   XOMA, Ltd.*                                                                                  1
                                                                                                      ------------
                                                                                                        65,381,257
                                                                                                      ------------
                    MEDICAL - DRUGS (46.45%)
           67,900   Abbott Laboratories *,(c)                                                            3,359,013
          101,900   Allergan, Inc.*,(c)                                                                  5,783,844
          133,600   Bioform Medical, Inc.*                                                                 478,288
          449,400   Bristol-Myers Squibb Co.(c)                                                         10,120,488

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2009


      SHARES                                                                                             FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    MEDICAL - DRUGS (CONTINUED)
          627,400   Elan Corp. PLC - (Ireland)*,(c),(d),(e)                                           $  4,460,814
          186,300   Endo Pharmaceuticals Holdings, Inc.*,(c)                                             4,215,969
           41,000   Merck KGAA - (Germany)(c),(d)                                                        4,072,252
          110,000   Nichi-iko Pharmaceutical Co., Ltd. - (Japan)*,(c),(d)                                3,556,710
           15,800   Pharmasset, Inc.*,(c)                                                                  334,012
          124,000   Rigel Pharmaceuticals, Inc.*                                                         1,016,800
           58,000   Roche Holding AG - (Switzerland)(c),(d)                                              9,362,502
          612,100   Santarus, Inc.*                                                                      2,013,809
           36,000   Savient Pharmaceuticals, Inc.*                                                         547,200
          153,300   Schering-Plough Corp.*,(c)                                                           4,330,725
          185,000   Shionogi & Co., Ltd. - (Japan)*,(c),(d)                                              4,390,741
           14,000   Shire PLC - (Ireland)(c),(d),(e)                                                       732,060
          605,775   Skyepharma PLC - (United Kingdom)*,(d)                                                 857,435
           87,000   Wyeth(c)                                                                             4,226,460
                                                                                                      ------------
                                                                                                        63,859,122
                                                                                                      ------------
                    MEDICAL - GENERIC DRUGS (8.01%)
          254,000   Nippon Chemiphar Co., Ltd. - (Japan)*,(d)                                              876,596
           63,000   Sawai Pharmaceutical Co., Ltd. - (Japan)(c),(d)                                      3,658,904
           56,900   Teva Pharmaceutical Industries, Ltd. - (Israel)*,(c),(d),(e)                         2,876,864
           73,000   Towa Pharmaceutical Co., Ltd. - (Japan)*,(c),(d)                                     3,595,577
                                                                                                      ------------
                                                                                                        11,007,941
                                                                                                      ------------
                    MEDICAL - HMO (1.64%)
           20,500   Aetna, Inc.*,(c)                                                                       570,515
           23,200   CIGNA Corp.(c)                                                                         651,688
           20,700   United Health Group, Inc.(c)                                                           518,328
           10,900   Wellpoint, Inc.*,(c)                                                                   516,224
                                                                                                      ------------
                                                                                                         2,256,755
                                                                                                      ------------
                    MEDICAL INSTRUMENTS (1.98%)
           99,000   Arthrocare Corp.*,(c)                                                                2,018,610
           19,100   Medtronic, Inc.*,(c)                                                                   702,880
                                                                                                      ------------
                                                                                                         2,721,490
                                                                                                      ------------
                    MEDICAL PRODUCTS (8.80%)
           11,000   Hospira, Inc.*                                                                         490,600
          163,400   Johnson & Johnson*,(c)                                                               9,949,426
           31,000   Zimmer Holdings, Inc.*,(c)                                                           1,656,950
                                                                                                      ------------
                                                                                                        12,096,976
                                                                                                      ------------
                    THERAPEUTICS (6.84%)
          270,000   Alexza Pharmaceuticals, Inc.*,(f)                                                      546,750
          421,900   Allos Therapeutics, Inc.*,(c)                                                        3,058,775
          160,000   Biomarin Pharmaceutical, Inc.*,(c)                                                   2,892,800
          527,300   Trimeris, Inc.*,(c)                                                                  1,286,612
           75,000   Warner Chilcott PLC - (Ireland)*,(c),(d),(e)                                         1,621,500
                                                                                                      ------------
                                                                                                         9,406,437
                                                                                                      ------------

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2009


      SHARES                                                                                             FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    VENTURE CAPITAL (0.75%)
           22,800   HBM BioVentures AG - (Switzerland)*,(d)                                           $  1,029,422
                                                                                                      ------------
                    TOTAL COMMON STOCK (Cost $162,155,975)                                             175,847,886
                                                                                                      ------------
                    PREFERRED STOCKS (2.33%)
                    ------------------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.89%)
               25   Novelos Therapeutics, Inc.*,(f)                                                      1,225,000
                                                                                                      ------------
                    MEDICAL - GENERIC DRUGS (1.44%)
            1,905   Mylan, Inc.*,(c)                                                                     1,972,799
                                                                                                      ------------
                    TOTAL PREFERRED STOCKS (Cost $2,777,647)                                             3,197,799
                                                                                                      ------------
                    WARRANTS (0.21%)
                    ----------------
                    DIAGNOSTIC KITS (0.00%)
          224,000   Adaltis, Inc., CAD 2.20, 05/02/12*,(d),(f)                                                  --
                                                                                                      ------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.20%)
           91,000   Anadys Pharmaceuticals, Inc., $2.75, 06/09/14*,(f)                                     121,940
          100,600   Entremed, Inc., $3.50, 12/27/09*,(f)                                                        --
          695,000   Novelos Therapeutics, Inc., $1.25, 05/02/12*,(f)                                       125,100
          330,000   Targeted Genetics Corp., $3.25, 06/22/12*,(f)                                           29,700
                                                                                                      ------------
                                                                                                           276,740
                                                                                                      ------------
                    MEDICAL - DRUGS (0.00%)
           43,750   Oscient Pharmaceutical Corp., $2.22, 04/06/11*,(f)                                         875
                                                                                                      ------------
                    MEDICAL LABS & TESTING SERVICES (0.00%)
               45   Orchid Biosciences, Inc., $21.70, 07/24/11*,(f)                                             --
               45   Orchid Biosciences, Inc., $23.50, 09/20/11*,(f)                                             --
              120   Orchid Biosciences, Inc., $8.05, 12/12/11*,(f)                                              --
                                                                                                      ------------
                                                                                                                --
                                                                                                      ------------
                    THERAPEUTICS (0.01%)
          750,000   Adherex Technologies, Inc., CAD 0.40, 02/21/10*,(d),(f)                                     --
          243,000   Alexza Pharmaceuticals, Inc., $2.77, 10/05/16*,(f)                                          --
          224,991   Neurogen Corp., $2.30, 04/11/13*,(f)                                                    11,250
           19,500   Vion Pharmaceuticals, Inc., $2.00, 02/15/10*,(a)                                            --
                                                                                                      ------------
                                                                                                            11,250
                                                                                                      ------------
                    TOTAL WARRANTS (Cost $143,832)                                                         288,865
                                                                                                      ------------



    NUMBER OF
    CONTRACTS                                                                                            FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    CALL OPTIONS (1.26%)
                    --------------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.09%)
              415   Genzyme Corp., 01/16/10 $60.00 Call                                                    125,537
                                                                                                      ------------
                    MEDICAL - DRUGS (0.93%)
              465   Endo Pharmaceuticals Holding, Inc., 10/17/09 $20.00 Call                               120,900
              145   Salix Pharmaceuticals, Ltd., 01/16/10 $20.00 Call                                       52,925
              840   Schering-Plough Corp., 11/21/09 $22.50 Call                                            491,400
              360   Shire PLC, 11/21/09 $55.00 Call (d)                                                     54,000

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2009


    NUMBER OF
    CONTRACTS                                                                                            FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    CALL OPTIONS (CONTINUED)
                    ------------------------
                    MEDICAL - DRUGS (CONTINUED)
            1,355   Wyeth, 01/16/10 $45.00 Call                                                       $    562,325
                                                                                                      ------------
                                                                                                         1,281,550
                                                                                                      ------------
                    MEDICAL - GENERIC DRUGS (0.04%)
              505   Mylan, Inc., 10/17/09 $15.00 Call                                                       55,550
                                                                                                      ------------
                    MEDICAL - IMAGING SYSTEMS (0.01%)
               45   Electro-Optical Sciences, Inc., 01/16/10 $7.50 Call                                     14,625
                                                                                                      ------------
                    MEDICAL PRODUCTS (0.01%)
              105   Baxter International, Inc., 10/17/09 $57.50 Call                                        12,600
                                                                                                      ------------
                    OPTICAL SUPPLIES (0.07%)
               75   Alcon, Inc., 01/16/10 $135.00 Call (d)                                                  76,500
               40   Alcon, Inc., 01/16/10 $145.00 Call (d)                                                  21,000
                                                                                                      ------------
                                                                                                            97,500
                                                                                                      ------------
                    THERAPEUTICS (0.11%)
              525   Allos Therapeutics, Inc., 01/16/10 $7.50 Call                                           52,500
              715   Warner Chilcott PLC, 01/16/10 $22.50 Call (d)                                          100,100
                                                                                                      ------------
                                                                                                           152,600
                                                                                                      ------------
                    TOTAL CALL OPTIONS (Cost $1,364,320)                                                 1,739,962
                                                                                                      ------------
                    PUT OPTIONS (0.33%)
                    -------------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.03%)
              595   Immunomedics, Inc., 11/21/09 $5.00 Put                                                  38,675
                                                                                                      ------------
                    MEDICAL - DRUGS (0.15%)
              565   Poniard Pharmaceuticals, Inc., 12/19/09 $5.00 Put                                       94,637
              360   Poniard Pharmaceuticals, Inc., 12/19/09 $7.50 Put                                      104,400
                                                                                                      ------------
                                                                                                           199,037
                                                                                                      ------------
                    MEDICAL - IMAGING SYSTEMS (0.00%)
               15   Electro-Optical Sciences, Inc., 01/16/10 $5.00 Put                                         713
               45   Electro-Optical Sciences, Inc., 01/16/10 $7.50 Put                                       5,287
                                                                                                      ------------
                                                                                                             6,000
                                                                                                      ------------
                    STOCK INDEX (0.04%)
              435   S&P 500 Depositary Receipts, 10/17/09 $104.00 Put                                       58,508
                                                                                                      ------------
                    THERAPEUTICS (0.11%)
              395   Osiris Therapeutics, Inc., 10/17/09 $10.00 Put                                         140,225
               75   Osiris Therapeutics, Inc., 11/21/09 $7.50 Put                                           12,563
                                                                                                      ------------
                                                                                                           152,788
                                                                                                      ------------
                    TOTAL PUT OPTIONS (Cost $478,089)                                                      455,008
                                                                                                      ------------
                    TOTAL INVESTMENTS IN SECURITIES
                    (Cost $171,077,428)                                                                185,226,484
                                                                                                      ------------

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2009


      SHARES                                                                                             FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    SECURITIES SOLD, NOT YET PURCHASED ((42.02)%)
                    ---------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED ((41.54)%)
                    -----------------------------------------------
                    DRUG DELIVERY SYSTEMS ((3.85)%)
         (201,400)  Alkermes, Inc.*                                                                   $ (1,850,866)
         (181,100)  Flamel Technologies S.A. - (France)*,(d),(e)                                        (1,586,436)
         (190,000)  Nektar Therapeutics*                                                                (1,850,600)
                                                                                                      ------------
                                                                                                        (5,287,902)
                                                                                                      ------------
                    MEDICAL - BIOMEDICAL/GENETICS ((10.97)%)
          (33,000)  Acorda Therapeutics, Inc.*                                                            (768,240)
          (65,400)  Alnylam Pharmaceuticals, Inc.*                                                      (1,483,272)
          (35,000)  AMAG Pharmaceuticals, Inc.*                                                         (1,528,800)
         (327,900)  Antigenics, Inc.*                                                                     (678,753)
         (721,300)  Ark Therapeutics Group PLC - (United Kingdom)*,(d)                                    (493,172)
          (76,500)  Geron Corp.*                                                                          (501,840)
         (150,000)  Human Genome Sciences, Inc.*                                                        (2,823,000)
          (60,400)  Illumina, Inc.*                                                                     (2,567,000)
         (214,400)  Immunomedics, Inc.*                                                                 (1,183,488)
          (53,500)  Myriad Genetics, Inc.*                                                              (1,466,435)
          (29,700)  Oncogenex Pharmaceutical, Inc.,*                                                    (1,069,200)
          (74,000)  Zeltia, S.A. - (Spain)(d)                                                             (522,445)
                                                                                                      ------------
                                                                                                       (15,085,645)
                                                                                                      ------------
                    MEDICAL - DRUGS ((14.65)%)
          (32,500)  AstraZeneca PLC - (United Kingdom)(d)                                               (1,457,497)
          (39,000)  Auxilium Pharmaceuticals, Inc.*                                                     (1,334,190)
         (135,000)  Chugai Pharmaceutical Co., Ltd. - (Japan)*,(d)                                      (2,799,966)
         (100,000)  Daiichi Sankyo Co., Ltd. - (Japan)*,(d)                                             (2,069,582)
         (111,500)  Eli Lilly & Co.*                                                                    (3,682,845)
         (145,100)  H. Lundbeck A/S - (Denmark)(d)                                                      (3,005,615)
         (122,000)  Mitsubishi Tanabe Pharma Corp. - (Japan)*,(d)                                       (1,631,027)
          (35,000)  Novo Nordisk A/S - (Denmark)(d)                                                     (2,188,724)
          (54,000)  Vanda Pharmaceuticals, Inc.*                                                          (628,560)
          (63,000)  Xenoport, Inc.*                                                                     (1,337,490)
                                                                                                      ------------
                                                                                                       (20,135,496)
                                                                                                      ------------
                    MEDICAL PRODUCTS ((0.90)%)
          (72,800)  Luminex Corp.*                                                                      (1,237,600)
                                                                                                      ------------
                    OPTICAL SUPPLIES ((1.02)%)
          (24,700)  Essilor International  SA - (France)(d)                                             (1,406,080)
                                                                                                      ------------
                    STOCK INDEX ((6.69)%)
         (112,100)  Powershares QQQQ                                                                    (4,736,225)
          (42,200)  Standard and Poor's Depositary Receipts                                             (4,455,898)
                                                                                                      ------------
                                                                                                        (9,192,123)
                                                                                                      ------------
                    THERAPEUTICS ((3.46)%)
         (225,400)  Cypress Bioscience, Inc.*                                                           (1,841,518)
          (76,300)  Isis Pharmaceuticals, Inc.*                                                         (1,111,691)
          (45,000)  Onyx Pharmaceuticals, Inc.*                                                         (1,348,650)

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2009


      SHARES                                                                                             FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
                    THERAPEUTICS (CONTINUED)
          (31,400)  Theravance, Inc.*                                                                 $   (459,696)
                                                                                                      ------------
                                                                                                        (4,761,555)
                                                                                                      ------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Proceeds $(53,087,730))                (57,106,401)
                                                                                                      ------------



    NUMBER OF
    CONTRACTS                                                                                            FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    WRITTEN OPTIONS ((0.48)%)
                    -------------------------
                    MEDICAL - BIOMEDICAL/GENETICS ((0.07)%)
             (185)  Amgen, Inc., 10/17/09 $65.00 Call                                                       (2,035)
             (160)  Dendreon Corp., 01/16/10 $10.00 Put                                                     (3,920)
             (340)  Myriad Genetics, Inc., 11/21/09 $25.00 Put                                             (34,000)
             (330)  OSI Pharmaceuticals, Inc., 10/17/09 $35.00 Call                                        (36,300)
             (265)  OSI Pharmaceuticals, Inc., 10/17/09 $35.00 Put                                         (21,862)
                                                                                                      ------------
                                                                                                           (98,117)
                                                                                                      ------------
                    MEDICAL - DRUGS ((0.33)%)
             (340)  Abbott Laboratories, 10/17/09 $49.00 Call                                              (35,700)
             (490)  Poniard Pharmaceuticals, Inc., 10/17/09 $5.00 Put                                       (8,575)
             (360)  Poniard Pharmaceuticals, Inc., 10/17/09 $7.50 Call                                     (19,800)
             (720)  Poniard Pharmaceuticals, Inc., 10/17/09 $7.50 Put                                      (39,600)
             (145)  Salix Pharmaceuticals, Ltd., 01/16/10 $17.50 Put                                       (21,387)
             (145)  Salix Pharmaceuticals, Ltd., 01/16/10 $25.00 Call                                      (22,838)
             (840)  Schering-Plough Corp., 11/21/09 $21.00 Put                                             (12,600)
             (695)  Schering-Plough Corp., 11/21/09 $22.50 Put                                             (17,375)
             (145)  Schering-Plough Corp., 11/21/09 $25.00 Call                                            (50,025)
             (695)  Schering-Plough Corp., 11/21/09 $27.50 Call                                            (93,825)
             (510)  Shire PLC, 10/17/09 $35.00 Put (d)                                                      (1,275)
             (800)  Wyeth, 01/16/10 $40.00 Put                                                             (22,000)
           (1,355)  Wyeth, 01/16/10 $50.00 Call                                                            (88,075)
             (275)  Wyeth, 11/21/09 $47.50 Put                                                             (22,688)
                                                                                                      ------------
                                                                                                          (455,763)
                                                                                                      ------------
                    MEDICAL PRODUCTS ((0.03)%)
             (210)  Baxter International, Inc., 10/17/09 $60.00 Call                                        (8,925)
             (295)  Becton Dickinson And Co., 10/17/09 $70.00 Call                                         (29,500)
                                                                                                      ------------
                                                                                                           (38,425)
                                                                                                      ------------
                    OPTICAL SUPPLIES ((0.02)%)
              (75)  Alcon, Inc., 01/16/10 $120.00 Put(d)                                                   (15,375)
              (40)  Alcon, Inc., 01/16/10 $125.00 Put(d)                                                   (12,300)
                                                                                                      ------------
                                                                                                           (27,675)
                                                                                                      ------------
                    STOCK INDEX ((0.01)%)
             (270)  S&P 500 Deposit Receipts, 10/17/09 $109.00 Call                                        (18,900)
                                                                                                      ------------
                    THERAPEUTICS ((0.02)%)
             (450)  Warner Chilcott PLC, 01/16/10 $17.50 Put(d)                                            (20,250)
                                                                                                      ------------

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2009


                    WRITTEN OPTIONS (CONTINUED)
                    ---------------------------
                    TOTAL WRITTEN OPTIONS (Premiums $(1,047,011))                                         (659,130)
                                                                                                      ------------
                    TOTAL SECURITIES SOLD, NOT YET PURCHASED
                    (Proceeds $(54,134,741))                                                           (57,765,531)
                                                                                                      ------------
                    DERIVATIVE CONTRACTS (0.08%)
                    ----------------------------
                    SWAPS (0.08%)
                    Equity Swap, long exposure                                                             280,343
                    Equity Swap, short exposure                                                           (166,121)
                                                                                                      ------------
                    TOTAL SWAPS --                                                                         114,222
                                                                                                      ------------
                    TOTAL DERIVATIVE CONTRACTS --                                                          114,222
                                                                                                      ------------
         TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD,
         NOT YET PURCHASED AND DERIVATIVE CONTRACTS -- 92.79%                                          127,575,175
                                                                                                      ------------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 7.21%                                            9,906,806
                                                                                                      ------------
         TOTAL MEMBERS' CAPITAL -- 100.00%                                                            $137,481,981
                                                                                                      ============

*   Non-income producing security
(a) Private equity investment valued at fair value. The fair value of investments amounted to $3,696,964 which represented 2.69% of the members' capital at September 30, 2009.
(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total fair value of Rule 144A securities owned amounted to $3,696,964, which represented 2.69% of members' capital at September 30, 2009.
(c) Partially or wholly held ($164,541,202 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(d) Foreign
(e) American Depository Receipt
(f) Private investment in public equity (freely tradeable) at fair value.
CAD -- Canadian Dollar

EQUITY SWAPS
------------

UBS EUCALYPTUS FUND, L.L.C. HAD THE FOLLOWING OPEN EQUITY SWAPS AS OF SEPTEMBER 30, 2009:


     Notional      Maturity                              Description                                     Unrealized
     --------      --------                              -----------                                     ----------
     Amount          Date                                                                        Appreciation/(Depreciation)
     ------          ----                                                                        ---------------------------

       Buy             *     Agreement with Goldman Sachs & Co., to receive the total return of
    $4,440,871               the GS HMO Basket in an exchange for an amount to be paid monthly,
                             equal to the USD LIBOR-BBA Monthly plus 40 bps.                                 $ 280,343

       Sell            *     Agreement with Goldman Sachs & Co., to receive the total return of
   $(15,704,502)             the Orbimed Custom Index Modified Short Hedge in an exchange for an amount to be paid monthly, equal to the USD LIBOR-BBA Monthly plus
                             82 bps.                                                                         $(166,121)
                                                                                                             ---------

                                                                                                             $ 114,222
                                                                                                             =========

----------
* Perpetual maturity. Resets monthly.


The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2009


ASSETS TABLE
-------------------------------------------------------------------------------------------------------------------------
                                                                                                LEVEL 2         LEVEL 3
                                                          TOTAL FAIR                          SIGNIFICANT     SIGNIFICANT
                                                           VALUE AT          LEVEL 1          OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                               09/30/2009      QUOTED PRICES         INPUTS          INPUTS
-------------------------------------------------------------------------------------------------------------------------
Investments in Securities
    Corporate Bonds
        Medical - Biomedical/Genetics                     $    370,125     $         --      $       --       $  370,125
        Medical - Drugs                                      3,326,839               --              --        3,326,839
                                                          --------------------------------------------------------------
    TOTAL CORPORATE BONDS                                    3,696,964               --              --        3,696,964
                                                          --------------------------------------------------------------
    Common Stock
        Dental Supplies & Equipment                          3,246,426        3,246,426              --               --
        Diagnostic Equipment                                 1,123,840        1,123,840              --               --
        Drug Delivery Systems                                  748,660          748,660              --               --
        Instruments - Scientific                             2,969,560        2,969,560              --               --
        Medical - Biomedical/Genetics                       65,381,257       65,381,257              --               --
        Medical - Drugs                                     63,859,122       63,859,122              --               --
        Medical - Generic Drugs                             11,007,941       11,007,941              --               --
        Medical - HMO                                        2,256,755        2,256,755              --               --
        Medical Instruments                                  2,721,490        2,721,490              --               --
        Medical Products                                    12,096,976       12,096,976              --               --
        Therapeutics                                         9,406,437        8,859,687         546,750               --
        Venture Capital                                      1,029,422        1,029,422              --               --
                                                          --------------------------------------------------------------
    TOTAL COMMON STOCK                                     175,847,886      175,301,136         546,750               --
                                                          --------------------------------------------------------------
    Preferred Stocks
        Medical - Biomedical/Genetics                        1,225,000               --       1,225,000               --
        Medical - Generic Drugs                              1,972,799        1,972,799              --               --
                                                          --------------------------------------------------------------
    TOTAL PREFERRED STOCKS                                   3,197,799        1,972,799       1,225,000               --
                                                          --------------------------------------------------------------
    Warrants
        Diagnostic Kits                                             --               --              --               --
        Medical - Biomedical/Genetics                          276,740               --         276,740               --
        Medical - Drugs                                            875               --             875               --
        Medical Labs & Testing Services                             --               --              --               --
        Therapeutics                                            11,250               --          11,250               --
                                                          --------------------------------------------------------------
    TOTAL WARRANTS                                             288,865               --         288,865               --
                                                          --------------------------------------------------------------
    Call Options
        Medical - Biomedical/Genetics                          125,537          125,537              --               --
        Medical - Drugs                                      1,281,550        1,281,550              --               --
        Medical - Generic Drugs                                 55,550           55,550              --               --
        Medical - Imaging Systems                               14,625           14,625              --               --
        Medical Products                                        12,600           12,600              --               --
        Optical Supplies                                        97,500           97,500              --               --
        Therapeutics                                           152,600          152,600              --               --
                                                          --------------------------------------------------------------
    TOTAL CALL OPTIONS                                       1,739,962        1,739,962              --               --
                                                          --------------------------------------------------------------
    Put Options
        Medical - Biomedical/Genetics                           38,675           38,675              --               --
        Medical - Drugs                                        199,037          199,037              --               --
        Medical - Imaging Systems                                6,000            6,000              --               --
        Stock Index                                             58,508           58,508              --               --
        Therapeutics                                           152,788          152,788              --               --
                                                          --------------------------------------------------------------
    TOTAL PUT OPTIONS                                          455,008          455,008              --               --
                                                          --------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES                           $185,226,484     $179,468,905      $2,060,615       $3,696,964
                                                          --------------------------------------------------------------
Derivative Contracts
    Swaps                                                      280,343               --         280,343               --
                                                          --------------------------------------------------------------
TOTAL DERIVATIVE CONTRACTS                                $    280,343     $         --      $  280,343       $       --
                                                          --------------------------------------------------------------
TOTAL ASSETS                                              $185,506,827     $179,468,905      $2,340,958       $3,696,964
                                                          --------------------------------------------------------------

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2009


LIABILITIES TABLE
-------------------------------------------------------------------------------------------------------------------------
                                                                                                LEVEL 2         LEVEL 3
                                                          TOTAL FAIR                          SIGNIFICANT     SIGNIFICANT
                                                           VALUE AT          LEVEL 1          OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                               09/30/2009      QUOTED PRICES         INPUTS          INPUTS
-------------------------------------------------------------------------------------------------------------------------
Securities Sold, Not Yet Purchased
    Common Stock Sold, Not Yet Purchased
        Drug Delivery Systems                             $ (5,287,902)    $ (5,287,902)     $       --       $       --
        Medical - Biomedical/Genetics                      (15,085,645)     (15,085,645)             --               --
        Medical - Drugs                                    (20,135,496)     (20,135,496)             --               --
        Medical Products                                    (1,237,600)      (1,237,600)             --               --
        Optical Supplies                                    (1,406,080)      (1,406,080)             --               --
        Stock Index                                         (9,192,123)      (9,192,123)             --               --
        Therapeutics                                        (4,761,555)      (4,761,555)             --               --
                                                          --------------------------------------------------------------
    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED             (57,106,401)     (57,106,401)             --               --
                                                          --------------------------------------------------------------
    Written Options
        Medical - Biomedical/Genetics                          (98,117)         (98,117)             --               --
        Medical - Drugs                                       (455,763)        (455,763)             --               --
        Medical Products                                       (38,425)         (38,425)             --               --
        Optical Supplies                                       (27,675)         (27,675)             --               --
        Stock Index                                            (18,900)         (18,900)             --               --
        Therapeutics                                           (20,250)         (20,250)             --               --
                                                          --------------------------------------------------------------
    TOTAL WRITTEN OPTIONS                                     (659,130)        (659,130)             --               --
                                                          --------------------------------------------------------------
TOTAL SECURITIES SOLD, NOT YET PURCHASED                  $(57,765,531)    $(57,765,531)     $       --       $       --
                                                          --------------------------------------------------------------
Derivative Contracts
    Swaps                                                     (166,121)              --        (166,121)              --
                                                          --------------------------------------------------------------
TOTAL DERIVATIVE CONTRACTS                                $   (166,121)    $         --      $ (166,121)      $       --
                                                          --------------------------------------------------------------
TOTAL LIABILITIES                                         $(57,931,652)    $(57,765,531)     $ (166,121)      $       --
                                                          --------------------------------------------------------------

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2009

                Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:


      ---------------------------------------------------------------------------------------------------------------------------
                                BALANCE AS    ACCRUED                   CHANGE IN                    TRANSFERS      BALANCE AS OF
                               OF DECEMBER  DISCOUNTS  REALIZED GAIN/  UNREALIZED  NET PURCHASES/    IN AND/OR      SEPTEMBER 30,
              Description        31, 2008   /PREMIUMS      (LOSS)       APP/DEP       (SALES)      OUT OF LEVEL 3       2009
      -----------------------------------------------------------------------------------------------------------------------------
      Investments in
      Securities
      -----------------------------------------------------------------------------------------------------------------------------
      CORPORATE BONDS
      -----------------------------------------------------------------------------------------------------------------------------

      -----------------------------------------------------------------------------------------------------------------------------
      Medical -
      Biomedical/Genetics        1,748,897     37,430      (450,767)      432,228    (1,397,663)            --           370,125
      -----------------------------------------------------------------------------------------------------------------------------
      Medical - Drugs            7,032,945     72,650      (220,975)    1,647,526    (5,205,307)            --         3,326,839
      -----------------------------------------------------------------------------------------------------------------------------
      Therapeutics                 120,000         --      (372,375)      480,000      (227,625)            --                --
      -----------------------------------------------------------------------------------------------------------------------------
      TOTAL CORPORATE BONDS      8,901,842    110,080    (1,044,117)    2,559,754    (6,830,595)            --         3,696,964
      -----------------------------------------------------------------------------------------------------------------------------

      -----------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS
      -----------------------------------------------------------------------------------------------------------------------------

      Medical - Generic Drugs      360,045         --      (203,831)        4,571      (160,785)            --                --
      -----------------------------------------------------------------------------------------------------------------------------

      TOTAL COMMON STOCKS          360,045         --      (203,831)        4,571      (160,785)            --                --
      -----------------------------------------------------------------------------------------------------------------------------

      -----------------------------------------------------------------------------------------------------------------------------
      WARRANTS
      -----------------------------------------------------------------------------------------------------------------------------

      Therapeutics                     586         --            --          (586)           --             --                --
      -----------------------------------------------------------------------------------------------------------------------------

      TOTAL WARRANTS                   586         --            --          (586)           --             --                --
      -----------------------------------------------------------------------------------------------------------------------------

      -----------------------------------------------------------------------------------------------------------------------------
      ENDING BALANCE             9,262,473    110,080    (1,247,948)    2,563,739    (6,991,380)            --         3,696,964
      -----------------------------------------------------------------------------------------------------------------------------

               Net change in unrealized appreciation/(depreciation) on Level 3 assets and liabilities still held as of September 30, 2009 is $2,563,739.


                                                              September 30, 2009
      Investments in Securities - By Country   Percentage of Members' Capital(%)
      --------------------------------------   ---------------------------------

      United States                                                       74.10%
      Switzerland                                                          7.61%
      Japan                                                                6.97%
      Ireland                                                              5.05%
      Germany                                                              2.96%
      Israel                                                               2.10%
      Canada                                                               0.00%
      Spain                                                               -0.38%
      United Kingdom                                                      -0.80%
      France                                                              -2.18%
      Denmark                                                             -2.72%

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2009


                                                              September 30, 2009


      Investments in Derivative Contracts - By Country      Percentage of Members' Capital(%)
      ------------------------------------------------      ---------------------------------

      United States                                                                      0.08%

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS Eucalyptus Fund, L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       November 24, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       November 24, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date                       November 24, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.